Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	24,533,640
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 488,807,360.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,504.30
Offering Note	Includes the aggregate offering price of 2,666,700 additional shares that the underwriters have the option to purchase to cover over-allotments, if any, and 4,088,940 additional shares that may be issued if the number of shares included in this offering is increased.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00